Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,220)	$ (3,223)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,483	1,640
Amortization of right of use assets	2,479	2,203
Loss (gain) on disposal of property and equipment	1	(13)
Amortization of intangible assets	19	29
Share based payment	1,768
Provision for doubtful accounts	31
Impairment of Goodwill	291
Change in operating assets and liabilities:
Deferred tax liability		(454)
Accounts receivable	2,888	(3,330)
Government subsidies receivables	(111)	290
Prepaid expenses & other current assets	2,132	(2,657)
Inventories	11	84
Accounts payable and accrued expenses	879	(1,329)
Operating lease liability	(2,731)	(2,322)
Tax payable	462
Net cash provided by (used in) operating activities	7,382	(9,082)
Cash flows from investing activities:
Acquisition of property and equipment	(1,098)	(909)
Proceeds from sale of property and equipment	67	102
Net cash used in investing activities	(1,031)	(807)
Cash flows from financing activities:
Net Proceeds from issue of new shares		9,473
Deferred offering costs		545
Payment of finance lease liabilities	(126)	(86)
Repayment of bank loans	(159,107)	(3,163)
Proceeds from bank loans	154,846	1,412
Net cash (used in) provided by financing activities	(4,387)	8,181
Net increase (decrease) in cash and cash equivalents	1,964	(1,708)
Effect of exchange rate changes on cash and cash equivalents	533	284
Cash and cash equivalents, beginning of year	7,648	9,072
Cash and cash equivalents, end of year	10,145	7,648
Supplemental disclosure of cash flow information
Cash paid for interest	789	1,145
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing transactions
Acquisition of equipment under finance leases	367	173
Recognition of Right of use assets and liabilities	$ 1,167	$ 2,553